Notes Payable and Other Amounts Due to Related Party (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017
Related Party Transaction [Line Items]
Issuance of unsecured promissory notes, Amount	$ 665,452		$ 322,500
Dr. Michael Dent [Member] | Unsecured promissory note [Member]
Related Party Transaction [Line Items]
Inception Date	Jan. 12, 2017		Jan. 12, 2017
Maturity Date	Jan. 13, 2019		Jan. 13, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 39,295	[1]	$ 35,000
Dr. Michael Dent [Member] | Unsecured promissory note one [Member]
Related Party Transaction [Line Items]
Inception Date	Jan. 18, 2017		Jan. 18, 2017
Maturity Date	Jan. 19, 2019		Jan. 19, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 22,454	[1]	$ 20,000
Dr. Michael Dent [Member] | Unsecured promissory note two [Member]
Related Party Transaction [Line Items]
Inception Date	Jan. 24, 2017		Jan. 24, 2017
Maturity Date	Jan. 15, 2019		Jan. 15, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 56,136	[1]	$ 50,000
Dr. Michael Dent [Member] | Unsecured promissory note three [Member]
Related Party Transaction [Line Items]
Inception Date	Feb. 09, 2017		Feb. 09, 2017
Maturity Date	Feb. 10, 2019		Feb. 10, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 33,363	[1]	$ 30,000
Dr. Michael Dent [Member] | Unsecured promissory note four [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 20, 2017		Apr. 20, 2017
Maturity Date	Apr. 21, 2019		Apr. 21, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 10,911	[1]	$ 10,000
Dr. Michael Dent [Member] | Unsecured promissory note five [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 15, 2017		Jun. 15, 2017
Maturity Date	Jun. 16, 2019		Jun. 16, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 34,793	[1]	$ 32,500
Dr. Michael Dent [Member] | Unsecured promissory note six [Member]
Related Party Transaction [Line Items]
Inception Date	Aug. 17, 2017		Aug. 17, 2017
Maturity Date	Aug. 18, 2018		Aug. 18, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 20,000		$ 20,000
Dr. Michael Dent [Member] | Unsecured promissory note seven [Member]
Related Party Transaction [Line Items]
Inception Date	Aug. 24, 2017		Aug. 24, 2017
Maturity Date	Aug. 25, 2018		Aug. 25, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 37,500		$ 37,500
Dr. Michael Dent [Member] | Unsecured promissory note eight [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 07, 2017		Sep. 07, 2017
Maturity Date	Sep. 08, 2018		Sep. 08, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 35,000		$ 35,000
Dr. Michael Dent [Member] | Unsecured promissory note nine [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 21, 2017		Sep. 21, 2017
Maturity Date	Sep. 22, 2018		Sep. 22, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 26,500		$ 26,500
Dr. Michael Dent [Member] | Unsecured promissory note ten [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 29, 2017		Sep. 29, 2017
Maturity Date	Sep. 30, 2018		Sep. 30, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 12,000		$ 12,000
Dr. Michael Dent [Member] | Unsecured promissory note eleven [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 21, 2017		Dec. 21, 2017
Maturity Date	Dec. 22, 2018		Dec. 22, 2018
Borrower	HLYK
Interest Rate	10.00%		10.00%
Issuance of unsecured promissory notes, Amount	$ 14,000		$ 14,000
Dr. Michael Dent [Member] | Unsecured promissory note twelve [Member]
Related Party Transaction [Line Items]
Inception Date	Jan. 08, 2018
Maturity Date	Jan. 09, 2019
Borrower	HLYK
Interest Rate	10.00%
Issuance of unsecured promissory notes, Amount	$ 75,000
Dr. Michael Dent [Member] | Unsecured promissory note thirteen [Member]
Related Party Transaction [Line Items]
Inception Date	Jan. 11, 2018
Maturity Date	Jan. 12, 2019
Borrower	HLYK
Interest Rate	10.00%
Issuance of unsecured promissory notes, Amount	$ 9,000
Dr. Michael Dent [Member] | Unsecured promissory note fourteen [Member]
Related Party Transaction [Line Items]
Inception Date	Jan. 26, 2018
Maturity Date	Jan. 27, 2019
Borrower	HLYK
Interest Rate	10.00%
Issuance of unsecured promissory notes, Amount	$ 17,450
Dr. Michael Dent [Member] | Unsecured promissory note fifteen [Member]
Related Party Transaction [Line Items]
Inception Date	Jan. 03, 2014
Maturity Date	Dec. 31, 2018
Borrower	NWC
Interest Rate	10.00%
Issuance of unsecured promissory notes, Amount	$ 222,050

[1]	Denotes that note payable is carried at fair value